Document and Entity Information Document and Entity Information	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity File Number	001-06024
Entity Registrant Name	WOLVERINE WORLD WIDE INC /DE/
Entity Central Index Key	0000110471
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-1185150
Entity Address, Address Line One	9341 Courtland Drive N.E.
Entity Address, City or Town	Rockford
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49351
City Area Code	(616)
Local Phone Number	866-5500
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	WWW
Security Exchange Name	NYSE